Borrowings - Capital management (Details) R in Millions, $ in Millions	6 Months Ended						12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings.		R 26,881.2		R 23,768.5		R 27,223.4	R 26,881.2	R 23,768.5	R 27,223.4
Cash and cash equivalents		5,970.1		2,499.4		2,066.7	5,970.1	2,499.4	2,066.7
Net debt		20,911.1		21,269.1		25,156.7	20,911.1	21,269.1	25,156.7
Adjusted EBITDA	$ 145.8	R 2,069.4	$ 315.6	R 4,473.8	$ 316.4	R 3,895.6	R 6,492.3	R 8,369.4	R 9,851.0
Actual leverage ratio		3.2		2.5		2.6	3.2	2.5	2.6
Leverage ratio maximum per covenant for the first specified period	3.5	3.5
Leverage ratio maximum per covenant for the second specified period	2.5	2.5
US$600 million revolving credit facility (RCF)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		R 6,316.8					R 6,316.8
R6.0 billion revolving credit facility
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		3,046.4					3,046.4
2022 and 2025 Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		9,878.5					9,878.5
US$ Convertible Bond
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		5,414.4					5,414.4
Burnstone Debt
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		2,508.4					2,508.4
Other
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		2,394.9					2,394.9
Within one year | R6.0 billion revolving credit facility
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		3,046.4					3,046.4
Within one year | Other
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		2,394.9					2,394.9
Between one and five years | US$600 million revolving credit facility (RCF)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		6,316.8					6,316.8
Between one and five years | 2022 and 2025 Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		4,987.2					4,987.2
Between one and five years | Burnstone Debt
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		104.6					104.6
After five years | 2022 and 2025 Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		4,891.3					4,891.3
After five years | US$ Convertible Bond
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		5,414.4					5,414.4
After five years | Burnstone Debt
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Bank borrowings		R 2,403.8					R 2,403.8